May 8, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AEGON/Transamerica Series Fund, Inc.
                  File No. 33-507
                  CIK No.: 0000778207

Dear Commissioners:

         On behalf of AEGON/Transamerica Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of breakout Statements of Additional Information for the Fund, each dated May 1, 2001, with the exception of the Statement of Additional Information which includes Van Kampen Emerging Growth, Alger Aggressive Growth, Third Avenue Value, GE International Equity, Janus Global, Janus Growth, GE U.S. Equity, C.A.S.E. Growth, NWQ Value Equity, Dean Asset Allocation, LKCM Strategic Total Return, Federated Growth & Income, AEGON Balanced, AEGON Bond and J.P. Morgan Money Market; and the Statement of Additional Information which includes Van Kampen Emerging Growth, Alger Aggressive Growth, Third Avenue Value, GE International Equity, Janus Global, Janus Growth, GE U.S. Equity, C.A.S.E. Growth, NWQ Value Equity, Dean Asset Allocation, LKCM Strategic Total Return, Federated Growth & Income, AEGON Balanced, Munder Net50, T. Rowe Price Small Cap, Pilgrim Baxter Mid Cap Growth, Great Companies - Global 2 , Gabelli Global Growth, Great Companies - Technology, Great Companies - America, Salomon All Cap, Dreyfus Mid Cap, T. Rowe Price Dividend Growth, Value Line Aggressive Growth, Goldman Sachs Growth, J. P. Morgan Real Estate Securities, AEGON Bond, LKCM Capital Growth and J.P. Morgan Money Market, otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statements of Additional Information contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on May 1, 2001 via EDGAR.

                                              Sincerely,


                                              /s/ John K. Carter
                                              John K. Carter, Esq.
                                              Vice President, Secretary
                                              and Counsel

cc:      Kimberly J. Smith, Esq.